MINING INTERESTS	12 Months Ended
Dec. 31, 2019
MINING INTERESTS
MINING INTERESTS

9. MINING INTERESTS

	Mining Properties
		Non-	Plant &	Construction
	Depletable	depletable	equipment	in progress	Total
(in millions of U.S. dollars)
COST
As at December 31, 2017	2,353.0	562.0	1,379.3	57.0	4,351.3
Additions	70.8	23.8	48.3	72.0	214.9
Disposals	(0.4)	—	(4.8)	—	(5.2)
Sale of Mesquite(1)	(323.5)	—	(232.0)	(1.8)	(557.3)
Transfers	(0.6)	—	0.6	—	—
Asset impairment	(836.6)	(218.2)	—	—	(1,054.8)
As at December 31, 2018	1,262.7	367.6	1,191.4	127.2	2,948.9
Additions	87.3	43.5	75.5	103.5	309.8
Disposals	(0.2)	(0.1)	(6.7)	—	(7.0)
Transfers	101.3	—	—	(101.3)	—
Government Grants(2)	—	(2.0)	—	—	(2.0)
As at December 31, 2019	1,451.1	409.0	1,260.2	129.4	3,249.7
ACCUMULATED DEPRECIATION
As at December 31, 2017	737.3	—	413.6	—	1,150.9
Depreciation for the year	169.1	—	130.7	—	299.8
Disposals	(0.1)	—	(3.6)	—	(3.7)
Sale of Mesquite(1)	(189.3)	—	(162.2)	—	(351.5)
As at December 31, 2018	717.0	—	378.5	—	1,095.5
Depreciation for the year	114.4	—	114.9	—	229.3
Disposals	—	—	(3.1)	—	(3.1)
As at December 31, 2019	831.4	—	490.3	—	1,321.7
CARRYING AMOUNT
As at December 31, 2018	545.7	367.6	812.9	127.2	1,853.4
As at December 31, 2019	619.7	409.0	769.9	129.4	1,928.0
1.	Refer to Note 16 for further information on discontinued operations. Mesquite was classified as an asset held-for-sale in the third quarter of 2018 and was sold in October 2018.
2.

The province of British Columbia provides an incentive for exploration in British Columbia as a refundable tax credit. This refundable tax credit is treated as government assistance and reduces Mining Interests. For the year ended December 31, 2019, the Company received $2.0 million in refundable tax credits which was recorded as a reduction to Mining Interests.

Carrying amount by property as at December 31, 2019

	As at December 31, 2019
		Non-	Plant &	Construction
(in millions of U.S. dollars)	Depletable	depletable	equipment	in progress	Total
MINING INTEREST BY SITE
New Afton	371.4	50.0	149.2	17.8	588.4
Rainy River	248.3	17.8	602.1	111.6	979.8
Blackwater	—	340.1	14.5	—	354.6
Other(1)	—	1.1	4.1	—	5.2
Carrying amount	619.7	409.0	769.9	129.4	1,928.0
1.	Other includes corporate balances and exploration properties.

Carrying amount by property as at December 31, 2018:

	As at December 31, 2018
		Non-	Plant &	Construction
(in millions of U.S. dollars)	Depletable	depletable	equipment	in progress	Total
MINING INTEREST BY SITE
New Afton	421.9	26.1	191.6	16.4	656.0
Cerro San Pedro(2)	—	—	—	—	—
Rainy River	123.8	14.3	605.0	110.8	853.9
Blackwater	—	326.1	14.2	—	340.3
Other(1)	—	1.1	2.1	—	3.2
Carrying amount	545.7	367.6	812.9	127.2	1,853.4
1.	Other includes corporate balances and exploration properties.
2.	Cerro San Pedro transitioned to the reclamation phase of its mine life cycle on December 31, 2018. As a result, Cerro San Pedro's mining interest are fully amortized as at December 31, 2018.